Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income	$ 1,909	$ 181
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains on securities designated as available for sale during the year, net of taxes of $5 and $63 in 2026 and 2025, respectively	16	191
Comprehensive income	$ 1,925	$ 372